Acquisition and Deconsolidations of Subsidiaries (Details) - Schedule of Carrying Amounts of the Net Identifiable Assets of MSCT as of the Date of Acquisition	12 Months Ended
Jun. 30, 2024 USD ($)
MSCT [Member]
Net assets acquired:
Cash and cash equivalents	$ 205,711
Intangible assets Software	151,168
Other current liabilities	(5,390)
Deferred tax liabilities	(23,971)
Noncontrolling interests	(121,807)
Total consideration	205,711
CAE [Member]
Net assets acquired:
Cash and cash equivalents	1,469,832
Accounts receivable, net	15,094
Prepayments, deposits and other assets – current	146,410
License	909,573
Client lists	166,755
Collaboration agreement	98,537
Other current liabilities	(745,579)
Other non-current liabilities	(947)
Deferred tax liabilities	(199,727)
Goodwill	1,384,197
Total consideration	3,244,145
Shell Infotech [Member]
Net assets acquired:
Cash and cash equivalents	126,410
Accounts receivable, net	574,287
Prepayments, deposits and other assets – current	32,432
Property and equipment, net	39,964
Intangible assets: Customer relationships	569,695
Other current liabilities	(453,961)
Other non-current liabilities	(1,255)
Deferred tax liabilities	(96,848)
Goodwill	126,707
Total consideration	$ 917,431